UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Nanking Road Capital Management, LLC
111 Gillett Street
Hartford, CT 06105

(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
40 Water St.
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.                      SCHEDULE OF INVESTMENTS

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / March 31, 2009

COMMON STOCK -- 98.65%
			% of	U.S. Dollar
Cement -- 3.86%			Net Assets	Value
838,615	shs.	Asia Cement Corp.	1.34	$726,823
1,657,373		Taiwan Cement Corp.	2.52	1,365,591
				2,092,414
Communications Equipment -- 0.43%
165,787		Gemtek Technology	0.43	234,590
Computer Peripherals/ODM -- 3.85%
108,899		HTC Corp.	2.47	1,338,685
1,111,433		Lite-on Technology Corp.	1.38	750,304
				2,088,989
Computer Systems & Hardware -- 21.32%
500,651		Acer Inc.	1.39	752,703
90,980		Advantech Co., Ltd.	0.23	126,324
2,151,154		Asustek Computer Inc.	4.17	2,260,735
460,494		Compal Electronics Inc.	0.61	329,875
2,515,531		Hon Hai Precision Industry Co., Ltd.	10.49	5,687,790
426,242		Inventec Co., Ltd.	0.32	171,517
1,094,828		Quanta Computer Inc.	2.55	1,382,978
787,075		Wistron Corp.	1.56	848,051
				11,559,973
Electrical & Machinery -- 0.68%
465,000		Teco Electric & Machinery Co., Ltd.	0.28	150,787
1,090,837		Walsin Lihwa Corp.	0.40	218,669
				369,456
Electronic Components -- 8.18%
218,676		Catcher Technology Co., Ltd.	0.89	480,260
1,011,129		Delta Electronics Inc.	3.43	1,859,986
150,979		Everlight Electronics Co.	0.51	277,728
275,557		Foxconn Technology Co., Ltd.	1.35	730,281
25,695		Motech Industry Co., Ltd.	0.13	71,202
65,000		Nan Ya Printed Circuit Board Corp.	0.31	166,514
141,799		Shin Zu Shing Co., Ltd.	0.91	493,258
263,000		TXC Corp.	0.41	224,839
221,378		Unimicron Technology Corp.	0.24	131,827
				4,435,895
Electronics/Other -- 1.85%
125,000		Lumax International Corp., Ltd.	0.27	145,370
677,615		Synnex Technology International Corp.	1.58	855,958
				1,001,328
Financial Services -- 1.48%
932,000		Cathay Financial Holding Co., Ltd.	1.48	800,890
Flat-Panel Displays -- 8.16%
3,622,381		AU Optronics Corp.	5.52	2,995,336
2,028,847		Chi Mei Optoelectronics Corp.	1.50	810,414
3,147,951		Chunghwa Picture Tubes, Ltd.	0.70	381,407
246,983		Innolux Display Corp.	0.44	240,634
				4,427,791
Food -- 5.34%
290,405		Great Wall Enterprises Co.	0.41	221,301
662,000	*	Tingyi (Cayman Islands) Holdings Corp.	1.42	768,759
1,815,638		Uni-President Enterprise Corp.	2.71	1,471,907
938,000		Want Want China Holdings, Ltd.	0.80	435,708
				2,897,675
Glass, Paper & Pulp -- 0.60%
616,384		Taiwan Glass Ind. Corp.	0.60	327,071
Plastics -- 11.61%
1,217,299		Formosa Chemicals & Fiber Corp.	2.65	1,435,409
1,632,983		Formosa Plastics Corp.	4.53	2,459,921
2,099,319		Nan Ya Plastics Corp.	4.43	2,401,202
				6,296,532

TAIWAN GREATER CHINA FUND
Schedule of Investments (Continued) (Unaudited) / March 31, 2009

			% of	U.S. Dollar
Retailing -- 0.56%			Net Assets	Value
131,512	shs.	President Chain Store Corp.	0.56	301,235
Rubber -- 0.90%
504,777		Cheng Shin Rubber Ind. Co., Ltd.	0.90	488,825
Semiconductors -- 20.19%
2,597,762		Advanced Semiconductor Engineering Inc.	2.32	1,259,748
401,543		MediaTek Inc.	6.96	3,776,081
112,525		Powertech Technology Inc.	0.38	203,011
543,193		Siliconware Precision Industries Co., Ltd.	1.05	571,664
3,015,005		Taiwan Semiconductor Manufacturing Co., Ltd.	8.42	4,568,459
1,752,397		United Microelectronics Corp.	1.06	573,422
				10,952,385
Steel -- 4.46%
3,695,621		China Steel Corp.	4.46	2,418,572
Textiles -- 1.38%
963,093		Far Eastern Textile, Ltd.	1.38	749,533
Transportation -- 1.21%
195,000	*	China Airlines	0.09	48,575
235,000		U-Ming Marine Transport Corp.	0.65	354,003
814,261		Yang Ming Marine Transport Corp.	0.47	255,642
				658,220
Other -- 2.59%
222,050		Giant Manufacturing Co., Ltd.	0.84	456,904
481,000		Merida Industry Co., Ltd.	1.07	577,109
669,473		Pou Chen Corp.	0.68	368,070
				1,402,083
TOTAL COMMON STOCK (COST $70,923,715)				53,503,457

SHORT-TERM SECURITIES -- 0.16%
Time Deposit -- 0.16%
Citibank - London, 0.10%, Due 04/01/09			0.16	83,775
TOTAL SHORT-TERM SECURITIES
(COST $83,775)				83,775

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE
(COST $71,007,490)			98.81	53,587,232

OTHER ASSETS (LESS LIABILITIES)			1.19	645,985

NET ASSETS			100.00	$54,233,217

At March 31, 2009, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At March 31, 2009, the unrealized depreciation of $17,420,258 for financial reporting purposes consisted of $1,986,987 of gross unrealized appreciation and $19,407,245 of gross unrealized depreciation.

*	Non-income producing: These stocks did not pay a cash dividend during the past year.

******************************

Fair Value Measurements — Effective January 1, 2008, the Trust adopted the provisions of Statement of Financial Accounting Standards No. 157 – Fair Value Measurements (“FAS 157” or the “Statement”).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurement.  The changes to current practices resulting from the application of the Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurement. The Statement emphasizes that fair value is a market based measurement, not an entity specific measurement; as such, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, the Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by the FAS 157 hierarchy are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III – Unobservable pricing input at the measurement date for the asset or liability.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities using the fair value hierarchy:

At March 31, 2009	Total	Level I	Level II	Level III

Investments	$53,587,232	$53,587,232	-	-

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Annual Meeting of Shareholders — The 2009 Annual Meeting of the Fund’s shareholders will be held on September 10, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed as Exhibits Ex.99.906 to this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Steven R. Champion
Name: Steven R. Champion
Title: President and Chief Executive Officer (Principal Executive Officer)

Date: May 26, 2009

By:  /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)

 Date: May 26, 2009